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The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — December 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 82.8%
Automotive  — 1.9%
$ 1,250,000 Rivian Automotive Inc.,
3.625%, 10/15/30(a) ............. $ 1,541,375
Broadcasting  — 3.1%
865,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 635,775
1,820,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27 ............... 1,855,357
2,491,132
Business Services  — 4.0%
1,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 677,500
3,000,000 Perficient Inc.,
0.125%, 11/15/26 ............... 2,499,300
3,176,800
Computer Software and Services  — 15.8%
1,265,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,252,254
875,000 Akamai Technologies Inc.,
1.125%, 02/15/29(a) ............. 950,687
1,750,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 1,456,963
1,350,000 CSG Systems International Inc.,
3.875%, 09/15/28(a) ............. 1,362,690
1,550,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,375,245
1,992,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 1,868,745
Lumentum Holdings Inc.
1,250,000 0.500%, 12/15/26 ............... 1,120,000
750,000 1.500%, 12/15/29(a) ............. 747,375
1,050,000 PagerDuty Inc.,
1.500%, 10/15/28(a) ............. 1,143,240
1,000,000 PAR Technology Corp.,
1.500%, 10/15/27 ............... 888,000
100,000 Rapid7 Inc.,
1.250%, 03/15/29(a) ............. 111,630
1,118,000 Veritone Inc.,
1.750%, 11/15/26 ............... 337,823
12,614,652
Consumer Services  — 4.1%
1,000,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ............. 1,138,100
900,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27 ............... 800,550
972,000 NCL Corp. Ltd.,
1.125%, 02/15/27 ............... 892,393
Principal
Amount
Market
Value
$ 400,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28(a) ............. $ 437,000
3,268,043
Energy and Utilities  — 15.5%
500,000 Alliant Energy Corp.,
3.875%, 03/15/26(a) ............. 498,750
1,308,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 1,291,323
400,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ............. 428,000
1,500,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ............. 1,491,000
750,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ............. 753,750
500,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ............. 363,450
1,925,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ............. 1,734,425
775,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29 ............... 917,600
950,000 Ormat Technologies Inc.,
2.500%, 07/15/27 ............... 979,450
1,345,000 PG&E Corp.,
4.250%, 12/01/27(a) ............. 1,416,285
700,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ............. 681,450
800,000 Stem Inc.,
4.250%, 04/01/30(a) ............. 584,800
1,910,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 ............... 1,273,970
12,414,253
Financial Services  — 6.6%
400,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ............. 428,520
1,750,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 2,170,000
2,000,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 1,670,000
1,250,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,058,125
5,326,645
Food and Beverage  — 3.9%
800,000 Fomento Economico Mexicano SAB de CV,
2.625%, 02/24/26 ............... 884,423
1,250,000 Post Holdings Inc.,
2.500%, 08/15/27 ............... 1,269,375
1,000,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28 ............... 954,217
3,108,015

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care  — 10.8%
$ 775,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29(a) ............. $ 943,562
750,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 425,395
1,000,000 CONMED Corp.,
2.250%, 06/15/27 ............... 1,004,400
2,000,000 Cutera Inc.,
2.250%, 06/01/28 ............... 525,000
400,000 Cytokinetics Inc.,
3.500%, 07/01/27 ............... 704,000
250,000 Dexcom Inc.,
0.375%, 05/15/28(a) ............. 257,250
200,000 Evolent Health Inc.,
3.500%, 12/01/29(a) ............. 234,200
1,000,000 Exact Sciences Corp.,
2.000%, 03/01/30(a) ............. 1,204,500
1,500,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 ............... 1,397,250
100,000 Merit Medical Systems Inc.,
3.000%, 02/01/29(a) ............. 111,150
1,600,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ............. 1,814,080
8,620,787
Real Estate Investment Trusts  — 4.7%
1,000,000 Arbor Realty Trust Inc.,
7.500%, 08/01/25 ............... 1,019,000
900,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 806,040
750,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 691,406
1,400,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,248,100
3,764,546
Security Software  — 1.1%
1,440,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 900,000
Semiconductors  — 7.3%
800,000 Impinj Inc.,
1.125%, 05/15/27 ............... 875,040
1,100,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,327,700
600,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ............. 640,500
1,800,000 Semtech Corp.,
1.625%, 11/01/27 ............... 1,547,100
Principal
Amount
Market
Value
$ 2,100,000 Wolfspeed Inc.,
1.875%, 12/01/29 ............... $ 1,439,025
5,829,365
Telecommunications  — 3.2%
Infinera Corp.
750,000 2.500%, 03/01/27 ............... 688,349
250,000 3.750%, 08/01/28 ............... 246,725
1,700,000 Liberty Latin America Ltd.,
2.000%, 07/15/24 ............... 1,640,500
2,575,574
Transportation  — 0.8%
700,000 Air Transport Services Group Inc.,
3.875%, 08/15/29(a) ............. 624,750
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 66,255,937
Shares
MANDATORY CONVERTIBLE SECURITIES(b)  — 2.9%
Diversified Industrial  — 1.0%
15,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 833,700
Energy and Utilities  — 1.9%
40,000 NextEra Energy Inc.,
6.926%, 09/01/25 ............... 1,524,800
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 2,358,500
COMMON STOCKS  — 5.4%
Aerospace  — 0.1%
400 The Boeing Co.† .................. 104,264
Automotive: Parts and Accessories  — 0.0%
2,000 Dana Inc. ....................... 29,220
Broadcasting  — 0.1%
30,000 Grupo Televisa SAB, ADR ............ 100,200
Computer Hardware  — 0.1%
400 International Business Machines Corp. .. 65,420
Diversified Industrial  — 0.6%
1,000 General Electric Co. ................ 127,630
800 ITT Inc. ........................ 95,456
3,300 Textron Inc. ..................... 265,386
488,472
Energy and Energy Services  — 0.1%
1,200 Halliburton Co. ................... 43,380

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services  — 2.1%
1,200 American Express Co. .............. $ 224,808
1,000 Citigroup Inc. .................... 51,440
500 JPMorgan Chase & Co. ............. 85,050
1,200 Julius Baer Group Ltd. .............. 67,273
300 Morgan Stanley .................. 27,975
6,200 State Street Corp. ................. 480,252
13,000 The Bank of New York Mellon Corp. .... 676,650
300 The PNC Financial Services Group Inc. .. 46,455
1,659,903
Food and Beverage  — 0.2%
600 Pernod Ricard SA ................. 105,814
600 Remy Cointreau SA ................ 76,172
181,986
Health Care  — 0.7%
400 Johnson & Johnson ............... 62,696
1,300 Merck & Co. Inc. .................. 141,726
1,500 Perrigo Co. plc ................... 48,270
8,000 Roche Holding AG, ADR ............ 289,840
542,532
Real Estate Investment Trusts  — 1.0%
7,205 Crown Castle Inc. ................. 829,944
Retail  — 0.2%
200 Costco Wholesale Corp. ............. 132,016
Telecommunications  — 0.2%
200 Swisscom AG .................... 120,326
TOTAL COMMON STOCKS ......... 4,297,663
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.9%
$ 7,175,000 U.S. Treasury Bills,
5.302% to 5.335%††, 02/01/24 to
06/06/24 ...................... 7,093,268
TOTAL INVESTMENTS — 100.0% ....
(Cost $84,853,286) .............. $ 80,005,368
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt